Reconciliation of Operating Income from Reportable Segments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016	May 02, 2015
Segment Reporting, Reconciling Item for Operating Profit (Loss) from Segment to Consolidated [Line Items]
Reportable segments operating income	$ 54,308	$ 14,656	$ 90,194
Interest expense, net and amortization of deferred financing costs	(7,509)	(8,770)	(17,678)
Consolidated income before taxes	$ 46,799	$ 5,886	$ 72,516